Loss per share (Details 1)	12 Months Ended
Dec. 31, 2022 shares
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	8,869,633
R S U Outstanding [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	88,084
Rsu Vested [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	29,253
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	5,000
Share Options [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	2,128,554